GROUP STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	£ 47,363	£ 74,204	£ 18,957
Direct costs	(38,183)	(22,186)	(17,106)
Change in fair value of digital currencies	(43,526)	1,191	2,070
Realised gain/(loss) on sale of digital assets	(114)	437
Gross (loss)/profit	(34,460)	53,646	3,921
Operating costs	(27,534)	(8,887)	(1,991)
Share based payment charge	(4,928)	(1,938)	(331)
Gain on hedging	1,695
Operating (loss)/profit	(65,227)	42,821	1,599
Fair value revaluation of variable consideration	4,038	236
Fair value (loss)/gain of investments	(328)	183
Loss on sale of subsidiary and investment	(44,804)	(629)
Loss on disposal of fixed assets	(18,779)
Finance costs	(18,321)	(2,142)	(157)
Other income	3,012
Impairment of tangible fixed assets	(45,143)
Impairment of intangible assets	(4,168)
Equity accounted loss from associate	(4,872)	(1,198)
(Loss)/profit before taxation	(194,592)	39,271	1,442
Tax credit/(expense)	361	(8,506)
Net (loss)/income	(194,231)	30,765	1,442
Items which may be subsequently reclassified to profit or loss:
Exchange differences on translation of foreign operations	1,735	(410)	265
- Equity accounted OCI from associate	(6,571)	6,571
- Fair value (loss)/gains on intangible digital assets	(414)	414
Total other comprehensive (loss)/income, net of tax	(5,250)	6,575	265
Total comprehensive (loss)/income attributable to the equity holders of the Company	£ (199,481)	£ 37,340	£ 1,707
Earnings per share attributable to equity owners (pence)
Basic (loss)/earnings per share	£ (0.4098)	£ 0.077	£ 0.005
Diluted (loss)/earnings per share	£ (0.4098)	£ 0.074	£ 0.004